Related Party Transactions	12 Months Ended
Dec. 31, 2019
Successor [Member]
Related Party Transactions

18. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.2 million and $0.1 million in the 2019 Successor Period and 2018 Successor Period, respectively, in the Consolidated Statement of Operations. The outstanding balance of receivables from Mubbadrah group entities was $0.6 million at December 31, 2019. Mubbadrah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubbadrah, they own 19.72% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah and Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES amounts of $0.5 million for the Successor Period ended December 31, 2018 in relation to these services and $0.1 million for the Successor Period ended December 31, 2019.

Esnaad Solutions LLC (“Esnaad”)

Esnaad is 99% owned by Mubbadrah and is a supply chain company involved in the sourcing and procurement of products for the oil and gas industry. Charges totaling $1.1 million and less than $0.1 million were recorded in the 2018 Successor Period and 2019 Successor Period, respectively, for the purchase of chemicals, drilling fluids, materials and supplies.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubbadrah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. Charges totaling $0.8 million and $0 (zero) were recorded in the 2019 Successor Period and 2018 Successor Period, respectively, within the Consolidated Statement of Operations, for maintenance fees. As of December 31, 2019, $0.4 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

During the fourth quarter of 2019, the Company purchased coiled tubing equipment from Nine for $5.9 million. One of the Company’s directors also serves as a director of Nine. In 2019, the Company purchased $0.9 million of products and rentals from Nine. At December 31, 2019, there were liabilities totaling $6.8 million for the coiled tubing equipment and the products and services.

Key Management and Founders

Hilal Al Busaidy and Yasser Al Barami are both founding shareholders of GES. Certain shares owned by them were converted into NESR ordinary shares as part of the Business Combination.